13. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	22 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Commitments And Contingencies Details Narrative
Payments for security deposits for exclusivity of certain licenses	$ 0		$ (2,250,000)	$ 0	$ 0	$ 0		$ (2,250,000)
Rent expense	0	0	0	0	63,000	95,469	158,469
Professional fees, senior advisor					75,000	150,000	225,000
Fee payable					75,000	155,000	155,000
Professional fees related to share based compensation					40,000	210,000	250,000
Professional expense, chief scientific officer					100,000	200,000	300,000
Fee payable, chief scientific officer					100,000	200,000	200,000
Professional expense related to the Sponsored Research Agreement						$ 101,855